UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 13F

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:  September 30, 2008

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         November 14, 2008
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:      $ 194,801 (thousands)


List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2008


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4         Column 5          Column 6    Column 7         Column 8

                              TITLE OF               Value     SHARES OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRIN. AMT.   PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY STORES           COM         65440K106       467       42,600  SH          SOLE                      42,600
ASPECT MED SYS INC             COM         045235108     9,167    1,759,433  SH          SOLE                   1,759,433
BARE ESCENTUALS INC            COM         067511105     2,718      250,000  SH          SOLE                     250,000
BEACON ROOFING SUPPLY INC      COM         073685109    21,163    1,354,893  SH          SOLE                   1,354,893
BGC PARTNERS INC               CL A        05541T101    20,798    4,848,030  SH          SOLE                   4,848,030
CARMAX INC                     COM         143130102    10,889      777,808  SH          SOLE                     777,808
CITI TRENDS INC                COM         17306X102     9,697      595,251  SH          SOLE                     595,251
COSI INC                       COM         22122P101     8,577    4,353,952  SH          SOLE                   4,353,952
CROCS INC                      COM         227046109     4,019    1,122,500  SH          SOLE                   1,122,500
FIRST ADVANTAGE CORP           CL A        31845F100     9,512      676,980  SH          SOLE                     676,980
GENTEX CORP                    COM         371901109    21,861    1,528,764  SH          SOLE                   1,528,764
ION GEOPHYSICAL CORP           COM         462044108    23,443    1,652,101  SH          SOLE                   1,652,101
LENNAR CORP                    CL A        526057104     3,843      253,000  SH          SOLE                     253,000
M D C HLDGS INC                COM         552676108     2,798       76,460  SH          SOLE                      76,460
NIC INC                        COM         62914B100    14,755    2,138,413  SH          SOLE                   2,138,413
OBAGI MEDICAL PRODUCTS INC     COM         67423R108     8,273      829,000  SH          SOLE                     829,000
RADISYS CORP                   COM         750459109    16,191    1,882,623  SH          SOLE                   1,882,623
SUPER MICRO COMPUTER INC       COM         86800U104     6,630      735,900  SH          SOLE                     735,900